SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - shares	Mar. 26, 2024	Apr. 26, 2024	Mar. 25, 2024
Subsequent Event [Line Items]
Earnout shares had been earned and issued (in shares)		40,000,000	40,000,000
Digital World Acquisition Corp. [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued upon conversion of convertible notes (in shares)	7,854,534
Common Class A [Member] | Digital World Acquisition Corp. [Member]
Subsequent Event [Line Items]
Number of shares issued (in shares)	87,500,000